LEASE - Finance leases - Gross difference (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturities of finance leases
Total future minimum lease payments	$ 179,296
Less: imputed interest	19,465
NPV for future minimum lease payments	$ 159,831	$ 29,069
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities